Schedule of Investments August 31, 2022 (Unaudited)

Ecofin Global Renewables Infrastructure Fund

	Shares	Fair Value
Common Stock - 87.4% (1)
Belgium Electricity Transmission Operators - 1.9% (1)
Elia Group SA/NV	47,354	$6,879,213
Britain Renewable Power Producers - 3.2% (1)
Greencoat UK Wind PLC	6,110,310	11,679,025
Canada Renewable Power Producers - 7.8% (1)
Innergex Renewable Energy Inc.	677,698	10,242,742
TransAlta Renewables Inc.	1,394,129	18,448,976
		28,691,718
Denmark Renewable Power Producers - 3.0% (1)
Orsted A/S	110,898	10,823,925
Germany Renewable Power Producers - 2.4% (1)
Encavis AG	412,682	8,819,601
Hong Kong Integrated Utilities - 0.9% (1)
China Suntien Green Energy Corp Ltd.	7,470,122	3,350,320
Hong Kong Renewable Power Producers - 3.9% (1)
China Longyuan Power Group Corp Ltd.	8,822,176	14,249,279
India Power - 3.3% (1)
ReNew Energy Global Plc (2)	1,794,198	12,164,662
Italy Electricty Transmission Operators - 2.4% (1)
Terna - Rete Elettrica Nazionale SpA	1,218,939	8,665,731
Italy Renewable Power Producers - 5.4% (1)
ERG SpA	628,551	19,920,542
Japan Renewable Power Producers - 2.8% (1)
RENOVA, Inc. (2)	473,748	10,292,065
Portugal Electric Utilities - 0.9% (1)
EDP - Energias de Portugal, S.A.	729,212	3,482,436
Spain Renewable Power Producers - 4.6% (1)
Corp ACCIONA Energias Renovables SA	403,020	16,733,107
Switzerland Power Producers - 3.1% (1)
BKW Energie AG	92,910	11,255,101
Thailand Renewable Power Producers - 1.1% (1)
Super Energy Corporation PCL	194,093,579	4,043,561
United Kingdom Power - 1.8% (1)
SSE plc	352,607	6,756,889
United Kingdom Renewable Power Producers - 4.7% (1)
Atlantica Sustainable Infrastructure plc	511,904	17,107,832
United States Distributed Renewables - 4.4% (1)
Sunrun, Inc. (2)	487,358	16,097,435
United States Electric Utilities - 13.1% (1)
Constellation Energy Corporation	228,672	18,657,348
Edison International	246,523	16,706,864
Public Service Enterprise Group Incorporated	197,025	12,680,529
		48,044,741
United States Renewable Power Producers - 16.7% (1)
Clearway Energy, Inc.	458,973	17,027,898
NextEra Energy Partners LP	242,975	19,945,818
NextEra Energy, Inc.	284,162	24,170,820
		61,144,536

Total Common Stock
(Cost $315,248,628)		320,201,719

Master Limited Partnership - 2.8% (1)
United States Renewable Power Producers - 2.8% (1)
Brookfield Renewable Partners LP
(Cost $10,366,690)	279,393	10,396,214

Short-Term Investment - 5.9% (1)
United States Investment Company - 5.9% (1)
First American Government Obligations Fund, Class X, 2.05% (3)
(Cost $21,465,713)	21,465,713	21,465,713

Total Investments - 96.1% (1)
(Cost $347,081,031)		352,063,646
Other Assets in Excess of Liabilities, Net - 3.9%(1)		14,345,123
Total Net Assets - 100.0%(1)		$366,408,769

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2022.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
August 31, 2022

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	Drax Group PLC	8/17/2023	Pay	0.200% + Federal Funds Effective Rate	Monthly	1,767,714	$13,060,560	$(2,281,429)
								$(2,281,429)
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$183,250,924	$136,950,795	$-	$320,201,719
Master Limited Partnerships	10,396,214	-	-	10,396,214
Short-Term Investment	21,465,713	-	-	21,465,713
Total Investments	$215,112,851	$136,950,795	$-	$352,063,646

As of August 31, 2022, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$(2,281,429)	$-	$-	$(2,281,429)
Total Other Financial Instruments	$(2,281,429)	$-	$-	$(2,281,429)

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.